PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Australia 6.2%
APA Group	88,645	$ 665,921
Atlas Arteria Ltd.	147,756	796,540
Cleanaway Waste Management Ltd.	467,397	631,035
Transurban Group	79,335	829,991
		2,923,487
Brazil 3.5%
Neoenergia SA	138,094	827,094
Rumo SA*	154,171	834,466
		1,661,560
Canada 5.4%
Emera, Inc.	5,193	231,358
Enbridge, Inc.	19,032	773,849
Pembina Pipeline Corp.	21,500	823,665
TC Energy Corp.	13,026	714,294
		2,543,166
China 0.8%
Guangdong Investment Ltd.	192,801	391,140
Denmark 2.3%
Orsted A/S, 144A	9,831	1,073,307
France 7.5%
Eiffage SA	12,171	1,409,668
Getlink SE	31,510	555,658
Vinci SA	14,230	1,573,632
		3,538,958
Germany 4.3%
RWE AG	58,491	2,031,684
India 0.4%
NTPC Ltd.	126,539	200,437
Italy 6.5%
Atlantia SpA	25,892	632,708

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Enav SpA, 144A	141,812	$ 916,177
Enel SpA	175,550	1,528,273
		3,077,158
Mexico 1.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	36,503	451,992
Spain 10.5%
Cellnex Telecom SA, 144A	38,559	1,913,227
Ferrovial SA	58,144	1,840,477
Iberdrola SA	112,293	1,226,852
		4,980,556
United Kingdom 2.5%
National Grid PLC	46,695	619,629
SSE PLC	29,003	578,366
		1,197,995
United States 47.6%
Alliant Energy Corp.	12,502	742,119
American Electric Power Co., Inc.	14,314	1,491,805
American Tower Corp., REIT	3,844	890,809
Aqua America, Inc.	29,108	1,511,869
Cheniere Energy, Inc.*	15,039	890,910
Crown Castle International Corp., REIT	3,132	469,299
Dominion Energy, Inc.	8,497	728,618
Edison International	17,779	1,360,982
Equinix, Inc., REIT	1,866	1,100,436
Exelon Corp.	9,963	474,139
FirstEnergy Corp.	32,225	1,636,708
Kinder Morgan, Inc.	34,831	726,923
NextEra Energy, Inc.	9,294	2,492,651
Norfolk Southern Corp.	6,218	1,294,650
ONEOK, Inc.	13,244	991,578
Sempra Energy	8,511	1,367,207
Targa Resources Corp.	10,523	384,089
Union Pacific Corp.	7,476	1,341,344
Waste Connections, Inc.	10,313	993,245

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Waste Management, Inc.	8,251	$ 1,004,147
Williams Cos., Inc. (The)	31,869	659,370
		22,552,898

Total Long-Term Investments (cost $33,691,931)		46,624,338
Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $687,524)(w)	687,524	687,524

TOTAL INVESTMENTS 100.0% (cost $34,379,455)		47,311,862
Other assets in excess of liabilities 0.0%		16,766

Net Assets 100.0%		$ 47,328,628

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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